REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2018
REDEEMABLE NON-CONTROLLING INTERESTS
Schedule of Fair values of the conversion features which required to be bifurcated and accounted for as derivative liabilities

	As of
	December 31,	December 31,
	2017	2018
	RMB	RMB
Derivative liabilities - Share Swap feature of redeemable non-controlling interests	119,086	—
Derivative liabilities - Redemption feature of redeemable non-controlling interests	49,778	—
	168,864	—